Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000820892
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015